RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13 - RELATED PARTY TRANSACTIONS

In addition to the transactions described in Notes 10 and 11, above, the Company engaged in the following transactions with related parties:

Consulting services related to the management of the Company, including overseeing the leasing of additional units and revenue management, were provided to the Company through a consulting agreement with SuperLuxMia LLC, a consulting firm owned by a stockholder of the Company. For the three months and six months ended June 30, 2022, these consulting fees of the Company totaled approximately $0 and $191,845, respectively, as compared to $246,115 and $386,805, respectively for the three months and six months ended June 30, 2021, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

The Company’s Chief Accounting Officer (CAO) provided services to our company through a consulting agreement with an entity owned by the CAO. For the three months and six months ended June 30, 2022, related fees totaled approximately $12,500 and $47,500, respectively as compared to $35,000 and $45,000, respectively, for the three months and six months ended June 30, 2021, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

12 - RELATED PARTY TRANSACTIONS

Consulting services related to the management of the Company, including overseeing the leasing of additional units and revenue management, were provided to the Company through a consulting agreement with SuperLuxMia LLC, a consulting firm owned by a managing member of the Company. For the years ended December 31, 2021 and 2020, these consulting fees totaled approximately $722,000 and $359,000, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations. The Company has also received advances from SuperLuxMia LLC from time to time to fund operations. As of December 31, 2021, and 2020, amounts owed to SuperLuxMia, LLC totaled $22,221 and $-0-, respectively, and are included in accounts payable and accrued expenses on the accompanying consolidated balance sheets.

The Company’s President and Chief Operating Officer provided services to our company through a consulting agreement. For the years ended December 31, 2021 and 2020, these related fees totaled approximately $-0- and $53,000, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

The Company’s Chief Accounting Officer (CAO) provided services to our company through a consulting agreement with an entity owned by the CFO. For the years ended December 31, 2021 and 2020, related fees totaled approximately $98,000 and $28,500, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

The Company leased 77 units in two buildings from a company in which an individual, who was a former director of the Company, maintains control, influence, and oversight thereover. These units’ leases expire between April 2024 and August 2026 and the Company has lease commitments monthly in aggregate of approximately $147,000. These leases were entered into in April 2019 and August 2021 on a negotiated, arm’s-length basis and prior to the director’s engagement with the Company. As of December 31, 2021, this individual is no longer a director of the Company.